Skadden, Arps, Slate, Meagher & Flom LLP

                                 222 BAY STREET
                            SUITE 1750, P.O. BOX 258
                            TORONTO, ONTARIO M5K 1J5
                                      ----
                              (416) 777-4700 Fax:
                                 (416) 777-4747
                             http://www.skadden.com




                                           April 11, 2005



Via Electronic Transmission
---------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Filing Desk

                           Re:      Pan American Silver Corp.
                                    Annual Report on Form 40-F/A
                                    ----------------------------

Ladies and Gentlemen:

                  Enclosed for filing on behalf of Pan American Silver Corp. (the "Registrant"), pursuant to Rule 13a-1 under the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations thereunder, is Amendment No. 1 to the Registrant's Annual Report on Form 40-F for the year ended December 31, 2004 (the "Form 40-F"), together with all exhibits thereto. The Form 40-F/A is being filed solely to include disclosure relating to an exemption from the Nasdaq Stock Market's quorum requirements obtained by the Registrant.

                  If you have any questions or require any further information with respect to the Form 40-F/A, please call the undersigned at (416) 777-4700.

                                                     Very truly yours,

                                                     /s/ ERIC SPINDEL

                                                     Eric Spindel